Financial Instruments - Schedule of Transactions in Derivative Financial Instruments (Details) € in Thousands, $ in Thousands	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Derivatives presented under current assets
Derivatives presented under current assets	€ 146	$ 152	€ 275
Derivatives presented under non-current assets
Derivatives presented under non-current assets	15,974	16,628	10,948
Derivatives presented under current liabilities
Derivatives presented under current liabilities	(1,875)	(1,952)	(4,643)
Derivatives presented under non-current liabilities
Derivatives presented under non-current liabilities	(288)	$ (300)
Swap Contracts [Member]
Derivatives presented under current assets
Derivatives presented under current assets	146		275
Derivatives presented under non-current assets
Derivatives presented under non-current assets	716		607
Derivatives presented under current liabilities
Derivatives presented under current liabilities	(43)
Derivatives presented under non-current liabilities
Derivatives presented under non-current liabilities	(288)
Financial Power Swap [Member]
Derivatives presented under non-current assets
Derivatives presented under non-current assets	15,258		10,341
Derivatives presented under current liabilities
Derivatives presented under current liabilities	(1,831)		(4,643)
Forward Contract [Member]
Derivatives presented under current liabilities
Derivatives presented under current liabilities	€ (1)